Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 1,578,828	$ 27,165,262
Accounts receivable, net	18,839,050	6,290,000
Other receivables	3,452,568	532,028
Loans to third parties, net	39,849,517	41,690,640
Prepayments	41,279	306,473
Advance for investment	837,802
Due from related parties	184,961
Total Current Assets	64,784,005	75,984,403
Non-current assets
Property and Equipment, net	250,886	222,142
Intangible assets, net	3,426	1,428,566
Long-term office rental deposit		678,419
Long-term prepayment	8,377	3,807
Goodwill		752,345
Deferred Tax Assets	1,798,398	133,729
Total Assets	66,845,092	79,203,411
Current liabilities
Accrued payroll	766,383	1,265,308
Accounts payable		71,136
Advance from customers	95,118	22,733
Other payables and accruals	271,467	671,194
Due to related party	32,005	163,659
Taxes payable	798,999	5,680,094
Total Current Liabilities	1,963,972	7,874,124
Deferred tax liabilities		213,511
Total Liabilities	1,963,972	8,087,635
Shareholders' equity
Common Stock ($0.001 par value, unlimited shares authorized, 22,114,188 shares issued and outstanding at December 31, 2018 and December 31, 2017)	22,114	22,114
Additional paid in capital	28,441,045	28,441,045
Statutory reserve	2,912,529	1,828,601
Retained earnings	36,653,460	41,556,125
Accumulated other comprehensive loss	(3,148,028)	(732,109)
Total Shareholders' Equity	64,881,120	71,115,776
Total Liabilities and Shareholders' Equity	$ 66,845,092	$ 79,203,411